FI - Carrying value and fair value not held at fair value (Details 17) - CHF (SFr) SFr in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	SFr 81,818	SFr 77,498
Investment securities	2,911	2,191
Loans	14,873	15,307
Other assets	7,263	9,018
Financial liabilities
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,828	15,262
Short-term borrowings	8,068	11,019
Long-term debt	63,935	63,628
Other liabilities	9,001	8,624
Carrying value of financial instruments not carried at fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	35,277	37,848
Loans	269,147	260,093
Other assets	117,353	170,870
Financial liabilities
Due to banks and deposits	375,403	372,867
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,795	11,233
Short-term borrowings	13,857	14,871
Long-term debt	90,373	109,403
Other liabilities	16,357	61,316
Estimate of fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	35,278	37,848
Loans	276,872	267,502
Other assets	117,523	171,223
Financial liabilities
Due to banks and deposits	375,429	372,856
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,795	11,233
Short-term borrowings	13,859	14,870
Long-term debt	90,505	112,723
Other liabilities	16,285	61,303
Estimate of fair value | Level 1
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Loans	0	0
Other assets	99,976	109,645
Financial liabilities
Due to banks and deposits	196,674	201,575
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	0	0
Estimate of fair value | Level 2
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	35,243	37,848
Loans	269,825	264,290
Other assets	16,750	60,469
Financial liabilities
Due to banks and deposits	178,755	171,281
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,795	11,233
Short-term borrowings	13,859	14,870
Long-term debt	89,651	112,488
Other liabilities	16,101	61,131
Estimate of fair value | Level 3
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	35	0
Loans	7,047	3,212
Other assets	797	1,109
Financial liabilities
Due to banks and deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	854	235
Other liabilities	184	172
Bank
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	81,818	77,498
Investment securities	2,909	2,189
Loans	14,873	15,307
Other assets	7,263	9,018
Financial liabilities
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,828	15,262
Short-term borrowings	8,068	11,019
Long-term debt	63,027	62,622
Other liabilities	8,983	8,590
Bank | Carrying value of financial instruments not carried at fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	35,277	37,848
Loans	274,440	264,181
Other assets	117,002	170,687
Financial liabilities
Due to banks and deposits	376,741	374,006
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,795	11,233
Short-term borrowings	14,351	15,359
Long-term debt	90,406	109,420
Other liabilities	16,803	61,701
Bank | Estimate of fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	35,278	37,848
Loans	282,152	271,592
Other assets	117,173	171,040
Financial liabilities
Due to banks and deposits	376,768	373,995
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,795	11,233
Short-term borrowings	14,352	15,359
Long-term debt	90,561	112,799
Other liabilities	16,731	61,689
Bank | Estimate of fair value | Level 1
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Loans	0	0
Other assets	99,238	109,414
Financial liabilities
Due to banks and deposits	197,320	202,164
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	0	0
Bank | Estimate of fair value | Level 2
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	35,243	37,848
Loans	275,105	268,380
Other assets	17,139	60,518
Financial liabilities
Due to banks and deposits	179,448	171,831
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,795	11,233
Short-term borrowings	14,352	15,359
Long-term debt	89,707	112,564
Other liabilities	16,547	61,543
Bank | Estimate of fair value | Level 3
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	35	0
Loans	7,047	3,212
Other assets	796	1,108
Financial liabilities
Due to banks and deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	854	235
Other liabilities	SFr 184	SFr 146